Stock-based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Aggregate intrinsic value of options exercised	$ 0.1	$ 0.0	$ 0.1
Weighted-average grant-date fair value of options granted	$ 11.14		$ 11.14	$ 4.62	$ 0.62	$ 0.52
Total unrecognized compensation cost of options	$ 4.6		$ 4.6		$ 0.3
Options weighted-average period of recognition			3 years 3 months 10 days		1 year 4 months 17 days
Maximum
Stock-based Compensation
Aggregate intrinsic value of options exercised				$ 0.1	$ 0.1	$ 0.1